General (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 13, 2020	Jun. 30, 2022	Feb. 28, 2022
General (Details) [Line Items]
Cash and cash equivalent (in Dollars)		$ 9,400
GERD IP Inc [Member]
General (Details) [Line Items]
Stock capital, percentage	90.00%
Capital notes issued (in Dollars)	$ 2,000
Eventer Technologies Ltd. [Member]
General (Details) [Line Items]
Percentage of issued and outstanding		46.21%
Gix Internet Ltd. [Member]
General (Details) [Line Items]
Percentage of interests			38.03%
Jeffs’ Brands Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage		50.03%
Parazero Technologies Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		40.35%
Polyrizon Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		37.03%
Fuel Doctor Holding Inc. [Member]
General (Details) [Line Items]
Ownership interest, percentage		35.06%
Laminera Flow Optimization Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		19.70%
Elbit Imaging Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		5.72%
Automax Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		5.63%
ClearMind Medicine, Inc. [Member]
General (Details) [Line Items]
Ownership interest, percentage		5.02%
SciSparc Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		5.11%
Safee Cyber Technologies Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		2.35%
Maris-Tech Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		1.31%
Colugo Systems Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		0.97%
Safe Foods, Inc. [Member]
General (Details) [Line Items]
Ownership interest, percentage		0.47%
Tondo Smart Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage		0.75%